March 5, 2018

Via EDGAR System

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Hennessy Funds Trust
           File Nos. 033-52154 and 811-07168
           Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Hennessy Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.            The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 49 to Form N-1A Registration Statement filed by the Trust on February 28, 2018, which became effective on that same day.  This is the most recent amendment to such registration statement.

2.            The text of Post-Effective Amendment No. 49 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 28, 2018.

Very truly yours,

HENNESSY FUNDS TRUST

By:      /s/ Jennifer Cheskiewicz_______
  Jennifer Cheskiewicz
  Chief Compliance Officer